Exhibit 99.11

Loan ID	ALT ID	Investor Loan ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	3158620663		Loan Purpose	the1003Page	Purchase	Refinance	Audit Value Pulled From Final 1003.
XXXX	3158620663		GSE Eligible Flag	employmentIncomePage	No	Yes	Audit Value Provided By Client.